Business, Basis of Presentation and Significant Accounting Policies (Notes)	9 Months Ended
Sep. 30, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure and Significant Accounting Policies [Text Block]
Business, Basis of Presentation and Significant Accounting Policies

Infrastructure and Energy Alternatives, Inc., a Delaware corporation, is a holding company organized on August 4, 2015 (together with its wholly-owned subsidiaries, “IEA” or the “Company”). The Company specializes in providing complete engineering, procurement and construction (“EPC”) services throughout the United States (“U.S.”) for the renewable energy, traditional power and civil infrastructure industries. These services include the design, site development, construction, installation and restoration of infrastructure. Although the Company has historically focused on the wind industry, its recent acquisitions have expanded its construction capabilities and geographic footprint in the areas of renewables, environmental remediation, industrial maintenance, specialty paving and heavy civil and rail infrastructure construction, creating a diverse national platform of specialty construction capabilities.

Principles of Consolidation

The accompanying condensed unaudited consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) for interim financial information and with the instructions for Quarterly Reports on Form 10-Q and Rule 10-01 of Regulation S-X. Pursuant to these rules and regulations, certain information and footnote disclosures normally included in the annual audited consolidated financial statements prepared in accordance with GAAP have been condensed or omitted.
The condensed unaudited consolidated financial statements include the accounts of IEA and its wholly-owned direct and indirect domestic and foreign subsidiaries and in the opinion of management, these financial statements reflect all adjustments (consisting of normal recurring adjustments) that are necessary to present fairly the results of operations for the interim periods presented. The results of operations for the nine months ended September 30, 2019 are not necessarily indicative of the results that may be expected for the year ending December 31, 2019. These financial statements should be read in conjunction with the Company’s audited consolidated financial statements for the year ended December 31, 2018 and notes thereto included in the Company’s 2018 Annual Report on Form 10-K.

Reportable Segments

We segregate our business into two reportable segments: the Renewables (“Renewables”) segment and the Heavy Civil and Industrial (“Specialty Civil”) segment. See Note 13. Segments for a description of the reportable segments and their operations.

Basis of Accounting and Use of Estimates

The accompanying consolidated financial statements have been prepared in accordance with GAAP. The preparation of the condensed consolidated financial statements in conformity with GAAP requires the use of estimates and assumptions that affect the amounts reported in the condensed consolidated financial statements and the accompanying notes. Key estimates include: the recognition of project revenue and profit or loss (which the Company defines as project revenue less project costs of revenue), in particular, on construction contracts accounted for under the percentage-of completion method, for which the recorded amounts require estimates of costs to complete projects, ultimate project profit and the amount of probable contract price adjustments as inputs; allowances for doubtful accounts; accrued self-insurance reserves; other reserves and accruals; accounting for income taxes; and the estimated impact of contingencies and ongoing litigation. While management believes that such estimates are reasonable when considered in conjunction with the Company’s consolidated financial position and results of operations, actual results could differ materially from those estimates.

“Emerging Growth Company” Reporting Requirements:

The Company qualifies as an “emerging growth company,” as defined in the Jumpstart Our Business Startups Act (the “JOBS Act”). For as long as a company is deemed to be an “emerging growth company,” it may take advantage of specified reduced reporting and other regulatory requirements that are generally unavailable to other public companies. Among other things, we are not required to provide an auditor attestation report on the assessment of the internal control over financial reporting under Section 404(b) of the Sarbanes-Oxley Act of 2002. Section 107 of the JOBS Act also provides that an “emerging growth company” can delay the adoption of certain accounting standards until those standards would otherwise apply to private companies. We have elected to take advantage of this extended transition period. Our financial statements may therefore not be comparable to those of companies that comply with such new or revised accounting standards.

We would cease to be an “emerging growth company” upon the earliest of:

•	the last day of the fiscal year following July 6, 2021, the five-year anniversary of the completion of our IPO;

•	the last day of the fiscal year in which our total annual gross revenues exceed $1.07 billion;

•	the date on which we have, during the previous three-year period, issued more than $1 billion in non-convertible debt securities; or

•
the date on which we become a “large accelerated filer,” as defined in Rule 12b-2 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), which would occur if the market value of our common stock held by nonaffiliates exceeds $700 million as of the last day of our most recently completed second fiscal quarter.

We continue to monitor our status as an “emerging growth company” and are currently preparing for, and expect to be ready to comply with, the additional reporting and regulatory requirements that will be applicable to us when we cease to qualify as an “emerging growth company.”

Revenue Recognition

Revenue under construction contracts is accounted for under the percentage-of-completion method of accounting. Under the percentage-of-completion method, the Company estimates profit as the difference between total estimated revenue and total estimated cost of a contract and recognizes that profit over the contract term based on costs incurred. Contract costs include all direct materials, labor and subcontracted costs and those indirect costs related to contract performance, such as indirect labor, supplies, tools, repairs, depreciation and the operational costs of capital equipment. The Company also has unit-price contracts that were not significant as of September 30, 2019.

The estimation process for revenue recognized under the percentage-of-completion method is based on the professional knowledge and experience of the Company’s project managers, engineers and financial professionals. Management reviews estimates of contract revenue and costs on an ongoing basis. Changes in job performance, job conditions and management’s assessment of expected contract settlements are factors that influence estimates of total contract value and total costs to complete those contracts and, therefore, the Company’s profit recognition. Changes in these factors may result in revisions to revenue, costs and income, and their effects are recognized in the period in which the revisions are determined, which could materially affect the Company’s results of operations in the period in which such changes are recognized.

Revenue derived from projects billed on a fixed-price basis totaled 98.5% and 99.8% of consolidated revenue from operations for the three months ended September 30, 2019 and 2018, respectively, and totaled 94.1% and 97.4% for the nine months ended September 30, 2019 and 2018, respectively. Revenue and related costs for construction contracts billed on a time and materials basis are recognized as the services are rendered. Revenue derived from projects billed on a time and materials basis also accounted for under the percentage of completion method totaled 1.5% and 0.2% of consolidated revenue from operations for the three months ended September 30, 2019 and 2018, respectively, and totaled 5.9% and 2.6% for the nine months ended September 30, 2019 and 2018, respectively.

For an approved change order which can be reliably estimated as to price, the anticipated revenues and costs associated with the change order are added to the total contract value and total estimated costs of the project, respectively. When costs are incurred for a) an unapproved change order which is probable to be approved or b) an approved change order which cannot be reliably estimated as to price, the total anticipated costs of the change order are added to both the total contract value and total estimated costs for the project. Once a change order becomes approved and reliably estimable, any margin related to the change order is added to the total contract value of the project. The Company actively engages in substantive meetings with its customers to complete the final approval process and generally expects these processes to be completed within a year. The amounts ultimately realized upon final acceptance by its customers could be higher or lower than such estimated amounts.

Provisions for losses on uncompleted contracts are made in the period in which such losses become evident. The Company may incur costs subject to change orders, whether approved or unapproved by the customer, and/or claims related to certain contracts. Management determines the probability that such costs will be recovered based upon engineering studies and legal opinions, past practices with the customer and specific discussions, correspondence and/or preliminary negotiations with the customer.

Classification of Construction Contract-Related Assets and Liabilities

Contract costs include all direct subcontract, material, and labor costs, and those indirect costs related to contract performance, such as indirect labor, supplies, tools, insurance, repairs, maintenance, communications, and use of Company-owned equipment. Contract revenues are earned and matched with related costs as incurred.

Costs and estimated earnings in excess of billings on uncompleted contracts are presented as a current asset in the accompanying condensed consolidated balance sheets, and billings in excess of costs and estimated earnings on uncompleted contracts are presented as a current liability in the accompanying condensed consolidated balance sheets. The Company’s contracts vary in duration, with the duration of some larger contracts exceeding one year. Consistent with industry practices, the Company includes the amounts realizable and payable under contracts, which may extend beyond one year, in current assets and current liabilities. These contract balances are generally settled within one year.

New Accounting Pronouncements

The effective dates shown in the following pronouncements are based on the Company's current status as an “emerging growth company.”

In May 2014, the Financial Accounting Standards Board ("FASB") issued guidance on the recognition of revenue from contracts with customers. The core principle of the guidance is that a company should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration which the company expects to receive in exchange for those goods or services. To achieve this core principle, the guidance provides a five-step analysis of transactions to determine when and how revenue is recognized. The guidance addresses several areas including transfer of control, contracts with multiple performance obligations, and costs to obtain and fulfill contracts. The guidance also requires additional disclosure about the nature, amount, timing, and uncertainty of revenue and cash flows arising from customer contracts, including significant judgments and changes in judgments and assets recognized from costs incurred to obtain or fulfill a contract. The standard will be effective for our fiscal year 2019 annual financial statements and for interim periods beginning in fiscal year 2020.

The Company has substantially completed its assessment of the potential effects of these ASUs on its consolidated financial statements, business processes, systems and controls.  The Company’s assessment included a detailed review of representative contracts at each of the Company’s segments and a comparison of its historical accounting policies and practices to the new standard. Based on the Company’s review of various types of revenue arrangements, the Company expects to recognize revenue and earnings over time utilizing the cost-to-cost measure of progress for its fixed price contracts and other service agreements, consistent with current practice.  For these contracts, the cost-to-cost measure of progress best depicts the transfer of control of goods or services to the customer under the new standard. The Company has substantially completed its analysis of the information necessary to enable the preparation of the financial statements and related disclosures under the new standard. As part of this analysis, the Company evaluated its information technology capabilities and systems, and does not expect to incur significant information technology costs to modify systems currently in place. The Company will implement targeted changes to its internal reporting processes to facilitate gathering the data needed for reporting and disclosure under the new standard. The Company will also implement updates to its control processes and procedures, as necessary, based on changes resulting from the new standard. The Company does not expect any such updates to materially affect the Company’s internal controls over financial reporting.

The Company anticipates adopting the standard using the modified retrospective transition approach.  Under this approach, the new standard would apply to all new contracts initiated on or after January 1, 2019.  For existing contracts that have remaining obligations as of January 1, 2019, any difference between the recognition criteria in these ASUs and the Company’s current revenue recognition practices would be recognized using a cumulative effect adjustment to the opening balance of retained earnings.  Any potential effect of adoption of these ASUs has not yet been quantified; however, the Company anticipates the adoption will have an impact on both the amount and timing of revenue recognition related to unapproved change orders.  The Company is training its impacted employees in business segments for the implementation of the new standard, and continues developing the disclosures required by the new standard. The Company is also reviewing certain contracts entered into by its business segments subsequent to its initial assessment that are expected to have performance obligations remaining as of January 1, 2019 for any cumulative effect adjustments that may be required upon adoption.

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842). Under ASU 2016-02, lessees will be required to recognize the following for all leases (with the exception of short-term leases) at the commencement date: 1) a lease liability, which is a lessee’s obligation to make lease payments arising from a lease, measured on a discounted basis, and 2) a right-of-use asset, which is an asset that represents the lessee’s right to use, or control the use of, a specified asset for the lease term. ASU 2016-02 required entities to adopt the new leases standard using a modified retrospective method and initially apply the related guidance at the beginning of the earliest period presented in the financial statements.  During July 2018, the FASB issued ASU 2018-11, which allows for an additional and optional transition method under which an entity would record a cumulative-effect adjustment at the beginning of the period of adoption. See Note 10. Commitments and Contingencies for additional information about our leases. The Company will early adopt the standard and it will be effective for our fiscal year 2019 annual financial statements and for interim periods beginning in fiscal year 2020. The Company is in the process of implementing leasing software to assist in the integration of the future standard.

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820), Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement, which eliminates certain disclosure requirements for recurring and non-recurring fair value measurements, such as the amount of and reason for transfers between Level 1 and Level 2 of the fair value hierarchy, and adds new disclosure requirements for Level 3 measurements. ASU 2018-13 is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years, with early adoption permitted for any eliminated or modified disclosures. Certain disclosures per ASU 2018-13 are required to be applied on a retrospective basis and others on a prospective basis. The Company is currently assessing the impact these changes will have on its disclosure requirements for fair value measurement.

Management has evaluated other recently issued accounting pronouncements and does not believe that they will have a significant impact on the financial statements and related disclosures.